Pension and Severance Benefits (Projected Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 24,644	$ 23,578
Domestic Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	18,505	19,249
Actual return on plan assets	2,244	(244)
Employer contributions	1,274	1,936
Benefits paid	(2,555)	(2,436)
Foreign exchange	0	0
Fair value of plan assets at end of year	19,468	18,505
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	26,774	25,665
Service and interest cost	1,449	1,684
Actuarial loss (gain)	1,665	1,861
Benefits paid	(2,555)	(2,436)
Foreign exchange	0	0
Projected benefit obligation at end of year	27,333	26,774
Plan assets less than projected benefit obligation	(7,865)	(8,269)
Foreign Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	5,073	5,014
Actual return on plan assets	47	74
Employer contributions	8,372	8,409
Benefits paid	(8,275)	(8,424)
Foreign exchange	(41)	0
Fair value of plan assets at end of year	5,176	5,073
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	59,228	57,454
Service and interest cost	10,686	10,335
Actuarial loss (gain)	(942)	(79)
Benefits paid	(8,275)	(8,424)
Foreign exchange	(12)	(58)
Projected benefit obligation at end of year	60,685	59,228
Plan assets less than projected benefit obligation	$ (55,509)	$ (54,155)